Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0001571123
Registrant Name	Science Applications International Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A